Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue

Note 4—Revenue

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

(EUR’000)	2025	2024	2023
Revenue
Commercial products	683,572	225,728	178,663
Services and clinical supply	18,008	15,570	21,978
Licenses	5,630	122,343	66,077
Milestones	12,922	—	—
Total revenue	720,132	363,641	266,718
Specified per geographical area
United States (1)	546,388	233,115	191,677
Europe (2)	120,946	123,336	869
Rest of world (1)	52,798	7,190	74,172
Total revenue	720,132	363,641	266,718
(1)
From 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
(2)
For the years ended December 31, 2025 and December 31, 2024, Denmark, the country of domicile, contributed with €12.9 million and €95.4 million of revenue, respectively. For the year ended December 31, 2023, no revenue was attributable to Denmark.

Commercial Products

Revenue from sale of commercial products were as follows:

(EUR’000)	2025	2024	2023
Revenue from commercial products
YORVIPATH®	477,412	28,727	—
SKYTROFA®	206,160	197,001	178,663
Total revenue from commercial products	683,572	225,728	178,663

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, YORVIPATH® and SKYTROFA®. In Europe, the Company has established its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched YORVIPATH and SKYTROFA. Beyond the U.S. and Europe Direct, YORVIPATH and SKYTROFA may also be sold through exclusive sales and distribution agreements with geographic market leaders (“International Markets”) and under Strategic Collaborations.

YORVIPATH and SKYTROFA is approved by the U.S. Food and Drug Administration (“FDA”) and authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YORVIPATH in

Europe in the first quarter of 2024 and in the U.S. in December 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

For the year ended December 31, 2025, two and for the years ended December 31, 2024 and 2023, four commercial customers represented more than 10% of revenue from commercial products.

Other Revenue

Other revenue is attributable to the Company’s Strategic Collaborations, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN Pharmaceuticals (“VISEN”).

Novo Nordisk

In November 2024, the Company entered into a research and development collaboration and license agreement (the “Novo Nordisk Agreement”) with Novo Nordisk pursuant to which the Company granted Novo Nordisk an exclusive worldwide license to the TransCon technology platform to develop, manufacture and commercialize Novo Nordisk proprietary products (including Semaglutide) in metabolic diseases (including obesity and type 2 diabetes) and a product-by-product exclusive license in cardiovascular diseases (the “IP”).

The Novo Nordisk Agreement includes provisions requiring at least one TransCon Semaglutide product and at least one other TransCon technology-based product to be identified, developed and commercialized in metabolic diseases to maintain certain exclusivities in the field, with additional provisions for cardiovascular diseases. Under the terms of the Novo Nordisk Agreement, Novo Nordisk also receives exclusive rights to expand any resulting metabolic disease products into other therapeutic areas. The lead program in the collaboration is a once-monthly TransCon Semaglutide product candidate that will initially target obesity and type 2 diabetes.

Under the Novo Nordisk Agreement, the Company has the potential to receive total payments of up to $285 million in upfront, development and regulatory milestone payments for the lead program. In addition, the Company has the potential to receive sales-based milestone payments and tiered royalties on global net sales. The $285 million includes an upfront fee of $100 million for the exclusive license. For each additional metabolic or cardiovascular disease product candidate, the Company will be eligible to receive payments of up to $77.5 million in development and regulatory milestone payments. In addition, the Company has the potential to receive sales-based milestone payments and tiered royalties on global net sales. Novo Nordisk agreed to pay royalties for each potential licensed product developed under the agreement that are an escalating tiered, mid-single digit percentage of the annual net sales of such licensed product and are subject to reduction due to patent valid claim expiration, biosimilar product market share, payment made under certain licenses for third party intellectual property and Inflation Reduction Act price negotiations.

Under the Novo Nordisk Agreement, the Company agreed to conduct certain pre-agreed early research and development of TransCon product candidates under the collaboration and is eligible to receive cost reimbursement from Novo Nordisk for its performance of such research and development activities under the Novo Nordisk Agreement with respect to such TransCon product candidates. Novo Nordisk is responsible for any other non-clinical and clinical development, regulatory, commercial manufacturing, and commercialization of such TransCon product candidates, and all costs associated with such activities.

Subject to the terms of the Novo Nordisk Agreement, the Company granted Novo Nordisk an exclusive, worldwide, royalty-bearing license, with the right to grant sublicenses, to use its proprietary TransCon technology platform to develop, manufacture and commercialize Novo Nordisk proprietary products in metabolic diseases (including obesity and type 2 diabetes) and a product-by-product exclusive license in cardiovascular diseases. Additionally, the Company granted Novo Nordisk an exclusive, worldwide, royalty-bearing license, with the right to grant sublicenses, to use its proprietary TransCon technology platform to develop, manufacture and commercialize GLP-1 receptor products using the TransCon technology for all indications, except for (i) certain pre-agreed rare endocrine indications, (ii) all indications in respect of the eye and adnexa and (iii) all indications in respect of oncology.

Unless earlier terminated, the Novo Nordisk Agreement has a royalty term that continues, on a per licensed product and per country basis, until the later of (i) the expiration of the last valid patent claim for any of our patents, joint improvement patents, licensed product patents as well as any improvements made by Novo Nordisk covering the licensed product’s dosage regimen or target product profile, or (ii) 11 years after the first commercial sale of such licensed product in such country.

The IP comprises the patent protected TransCon technology platform, where future activities do not affect its existing stand-alone functionalities. Accordingly, the IP is classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP. For the year ended December 31, 2024, “Licenses” includes revenue of €95.3 million related to the upfront payment, which is allocated to transfer of the Company’s intellectual property.

Eyconis

In January 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally (the “Eyconis Agreement”) and received, as consideration, an equity position in the newly formed company. In addition, the Company is eligible to receive development, regulatory, and sales milestone payments, plus single digit royalties on global net sales of commercialized products, if any.

The Company is expected to provide various research and development services, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

For the year ended December 31, 2024, “Licenses” includes revenue of €27.1 million related to the non-cash upfront payment through an equity position in Eyconis, adjusted for internal profit, which is allocated to transfer of the Company’s intellectual property (the “IP”). The internal profit relates to the Company’s share of the non-cash upfront payment which is recognized as part of “Investments in associates” and recognized as revenue from “Licenses” as the IP is amortized in the associate.

Teijin

In November 2023, the Company entered into an exclusive license agreement (the “Teijin Agreement”) with Teijin for the further development and commercialization of TransCon hGH, TransCon PTH, and TransCon CNP for endocrinology rare disease (the “Licensed Products”) in Japan. Under the terms of the Teijin Agreement, the Company received an upfront payment of $70 million, with additional development and regulatory milestones of up to $175 million and commercial milestones. In addition, the Company is eligible to receive royalties on net sales of the Licensed Products in Japan, of up to mid-20’s percent.

Further, the Company will provide clinical and commercial supply, and development services for joint activities, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

The Licensed Products (the “IP”) are patent protected, where future activities do not affect their existing stand-alone functionalities. Accordingly, all three licenses are classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP. For the year ended December 31, 2023, “Licenses” includes revenue of €63.7 million related to the upfront payment, which is allocated to transfer of the Company’s IP. In Japan, YORVIPATH has been commercially available for prescription since November 6, 2025, through Teijin.

VISEN

In November 2018, the Company entered into three exclusive license agreements with VISEN, and includes rendering of services, sale of clinical supply and commercial products.